Financial Statements - Consolidated Income Statements - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement Abstract
Interest Income (Income Statement)		€ 29,831	€ 29,296	€ 27,708
Interest Expenses (Income Statement)		(12,239)	(11,537)	(10,648)
NET INTEREST INCOME		17,591	17,758	17,059
Dividend income		157	334	467
investments in entities accounted for using the equity method		(7)	4	25
Fee And commission income (Income Statement)		7,132	7,150	6,804
Fee and commission expense (Income Statement)		(2,253)	(2,229)	(2,086)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)		216	985	1,375
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)		707	218	248
Gains Losses On Financial Assets Not Designated As Held For Sale Through Profit Or Loss Mandatorily Measured At Fair Value		96
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)		143	(56)	114
Gains or losses from hedge accounting net (Income Statement)		72	(209)	(76)
Exchange differences (Income Statement)		(9)	1,030	472
Other operating income (Income Statement)		949	1,439	1,272
Other operating expenses (Income Statement)		(2,101)	(2,223)	(2,128)
Income on insurance and reinsurance contracts (Income Statement)		2,949	3,342	3,652
Expenses on insurance and reinsurance contracts (Income Statement)		(1,894)	(2,272)	(2,545)
GROSS INCOME		23,747	25,270	24,653
Administration Cost		(10,494)	(11,112)	(11,366)
Employee Benefits Expense		(6,120)	(6,571)	(6,722)
Administrative Expense		(4,374)	(4,541)	(4,644)
Total depreciation expense		(1,208)	(1,387)	(1,426)
Provisions or reversal of provisions		(373)	(745)	(1,186)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Income Statement)		(3,981)	(4,803)	(3,801)
Financial assets measured at amortized cost, impairment or reversal of impairment		(3,980)	(3,676)	(3,598)
Financial Assets Fair Value Through Other Comprehensive Income		(1)	(1,127)	(202)
NET OPERATING INCOME		7,691	7,222	6,874
Impairment Or Reversal Of Impairment Investments In Subsidiaries Joint Ventures And Associates		0	0	0
Impairment Or Reversal Of Impairment On Non Financial Assets		(138)	(364)	(521)
Tangible assets, impairment or reversal of impairment		(5)	(42)	(143)
Intangible assets, impairment or reversal of impairment		(83)	(16)	(3)
Other non-financial assets, impairment or reversal of impairment		(51)	(306)	(375)
Disposal of tangible assets and other, gains		78	47	70
Negative GoodWill Recognised On Profit And Loss		0	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Income Statement)		815	26	(31)
OPERATING PROFIT BEFORE TAX		8,446	6,931	6,392
Tax expense or income related to profit or loss from continuing operation (Income Statement)		(2,295)	(2,169)	(1,699)
PROFIT FROM CONTINUING OPERATIONS		6,151	4,762	4,693
Profit from discontinued operations net (Income Statement)		0	0	0
Profit		6,151	4,762	4,693
Attributable to owners of the parent		827	1,243	1,218
Profit Loss Attributable To Non controlling Interests		€ 5,324	€ 3,519	€ 3,475
Basic Earnings Loss Per Share	[1]	€ 0.76	€ 0.48	€ 0.49
Basic Earnings Loss Per Share From Continuing Operations		0.76	0.48	0.49
Diluted Earnings Loss Per Share From Continuing Operations		0.76	0.48	0.49
Basic Earnings Loss Per Share From Discontinued Operations		0	0	0
Diluted Earnings Loss Per Share From Discontinued Operations		€ 0	€ 0	€ 0

[1]

(*) As of December 31, 2018 the weighted average number of shares outstanding was 6,668 million (6,642 and 6,468 million as of December 31 , 2017 and 2016, respectively) and the adjustment of additional Tier 1 securities amounted to €313 million (€301 and €260 million as of December 31, 2017 and 2016, respectively).